Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) deposits loans	Dec. 31, 2022 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	10	6
Number of secured loans, unsecured loans and overdrafts, net movements | loans	(2)	4
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	8	10
Beginning balance	£ 871	£ 360
Net movements	204	511
Ending balance	£ 1,075	£ 871
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	23	21
Number of deposit, bank and instant access accounts and investments, net movements | deposits	(6)	2
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	17	23
Beginning balance	£ 4,133	£ 6,552
Net movements	(2,431)	(2,419)
Ending balance	£ 1,702	£ 4,133